Income Taxes - Schedule of Roll-Forward of the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Roll-Forward of the Valuation Allowance [Abstract]
Beginning balance	$ 3,755	$ 3,029	$ 2,238
charge to tax expense in current year	1,674	726	790
Ending balance	$ 5,428	$ 3,755	$ 3,029